Fair Value (Fair Value By Level) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Available for sale debt securities	$ 4,417,796,000	$ 4,213,920,000
Equity Securities	5,358,000	6,079,000
Estimate of Fair Value Measurement | US Treasury Securities
Assets:
Available for sale debt securities	49,393,000
Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,209,212,000	4,169,363,000
Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	159,191,000	44,557,000
Fair Value, Measurements, Recurring [Member] | US Treasury Securities
Assets:
Available for sale debt securities	49,393,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1
Assets:
Equity Securities	5,358,000	6,079,000
Marketable Securities	5,358,000	6,079,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2
Assets:
Marketable Securities	4,417,796,000	4,213,920,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 | US Treasury Securities
Assets:
Available for sale debt securities	49,393,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,209,212,000	4,169,363,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 | States and political subdivisions
Assets:
Available for sale debt securities	159,191,000	44,557,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement
Assets:
Equity Securities	5,358,000	6,079,000
Marketable Securities	4,423,154,000	4,219,999,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,209,212,000	4,169,363,000
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	$ 159,191,000	$ 44,557,000